SUBSEQUENT EVENTS (Details)			6 Months Ended		12 Months Ended
	Jul. 20, 2023 EUR (€)	Jul. 17, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Jun. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Redemption of senior notes			€ 5,000,000	€ 186,000,000	€ 192,000,000
Nominal value			2,023,000,000
Senior Unsecured Notes due 2026
Disclosure of non-adjusting events after reporting period [line items]
Nominal value			€ 276,000,000			$ 300,000,000
Nominal rate			5.875%
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of subsidiary		€ 48,800,000
Redemption Of Borrowings | Senior Unsecured Notes due 2026
Disclosure of non-adjusting events after reporting period [line items]
Redemption of senior notes	€ 50,000,000